Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Debt
Debt
15.	Debt

Debt as of March 31, 2026 and December 31, 2025 is as follows:

	March 31,	December 31,
	2026	2025
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at March 31, 2026 and December 31, 2025. The note is collateralized by the Company’s assets and intellectual property and is due in full on September 30, 2026	$10,488	$10,488
Less: unamortized debt issuance costs and discounts	(50)	(122)
Total debt, less unamortized debt issuance costs and discounts	$10,438	$10,366

The balance of the above debt, as modified in November 2025, matures on September 30, 2026 with the unamortized debt discount of $50 and $122 at March 31, 2026 and December 31, 2025, respectively. Interest expense attributable to the debt for three months ended March 31, 2026 and 2025 was $262 and $534, respectively.

15.Debt

Debt as of December 31 is as follows:

	2025	2024
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at December 31, 2025 and December 31, 2024. The note is collateralized by the Company’s assets and intellectual property and is due in full on May 5, 2026	$10,488	$20,000
Less: unamortized debt issuance costs and discounts	(122)	(2,929)
Total debt, less unamortized debt issuance costs and discounts	$10,366	$17,071

The balance of the above debt, as modified in November 2025, matures on May 5, 2026 with the unamortized debt discount of $122 and $2,929 at December 31, 2025 and December 31, 2024, respectively. Interest expense attributable to the debt for year ended December 31, 2025 and 2024 was $1,792 and $2,034, respectively.